Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Products	$ 17,742	$ 16,382	$ 13,529
Services	19,820	16,300	8,303
Projects		328	12,218
Total revenues	37,562	33,010	34,050
Cost of revenues:
Products	5,340	4,811	4,851
Services	5,418	5,022	1,190
Projects		84	2,825
Total cost of revenues	10,758	9,917	8,866
Gross profit	26,804	23,093	25,184
Operating expenses:
Research and development	19,199	18,578	15,503
Less - royalty-bearing participation	1,358	1,838	1,648
Research and development, net	17,841	16,740	13,855
Sales and marketing	9,709	10,514	11,426
General and administrative	3,836	3,674	3,391
Total operating expenses	31,386	30,928	28,672
Operating loss	(4,582)	(7,835)	(3,488)
Financial income, net	810	1,172	1,136
Loss before taxes on income	(3,772)	(6,663)	(2,352)
Taxes on income	(220)	(169)	(63)
Net loss	$ (3,992)	$ (6,832)	$ (2,415)
Basic and diluted net loss per Ordinary Share (in Dollars per share)	$ (0.29)	$ (0.50)	$ (0.18)
Weighted average number of Ordinary Share used in computing basic and diluted net loss per Ordinary Share (in Shares)	13,927,788	13,779,885	13,630,793